Supplemental Oil and Gas Reserve Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Oil Reserve Information [Abstract]
Results of operations from oil and gas producing activities
Income tax expense was determined by applying the statutory rates to pretax operating results.

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Production revenues	$2,461,727	$4,878,722
Production costs	(2,661,258)	(4,501,940)
Depletion and depreciation	(254,329)	(1,108,039)
Income tax	158,851	255,940
Results of operations for producing activities	$(295,009)	$(475,317)

Summarizes the Company’s Capitalized Costs
The following table summarizes the Company’s capitalized costs of oil and gas properties.

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Properties subject to amortization	$18,626,746	$26,642,325
Accumulated depletion	(15,189,716)	(14,935,386)
Net capitalized costs	$3,437,030	$11,706,939

Cost incurred in property acquisition, exploration and development activities
Cost incurred in property acquisition, exploration and development activities

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Acquisition of properties	$14,399	$85,895
Exploration costs	-	-
Development costs	2,690	165,926
Net capitalized costs	$17,089	$251,821

Estimated quantities of proved reserves
Although every reasonable effort is made to ensure that the reserve estimates are accurate, by their nature reserve estimates are generally less precise than other estimates presented in connection with financial statement disclosures.

		December 31, 2016			December 31, 2015
Proved Reserves	Total Proved Developed	Proved Undeveloped	Total Proved	Total Proved Developed	Proved Undeveloped	Total Proved

Beginning
Crude Oil BBL’s	1,287,028	202,884	1,489,912	2,214,038	740,700	2,954,738
Natural Gas Liquids BBL’s	47,345	-	47,345	89,250	-	89,250
Natural Gas MCF’s	3,195,895	3,029,514	6,225,409	4,469,845	3,667,314	8,137,159
Oil Equivalents BOE’s	1,867,041	707,819	2,574,860	3,048,261	1,351,919	4,400,180

Revisions of previous estimates
Crude Oil BBL’s	(898,880)	-	(898,880)	(629,480)	(522,070)	(1,151,550)
Natural Gas Liquids BBL’s	(3,670)	-	(3,670)	(35,860)	-	(35,860)
Natural Gas MCF’s	(108,849)	100	(108,849)	(1,085,542)	(637,800)	(1,723,342)
Oil Equivalents BOE’s	(920,691)	100	(920,592)	(846,264)	(628,370)	(1,474,634)

Sales of minerals in place
Crude Oil BBL’s	-	-	-	(201,286)	(15,746)	(217,032)

Production
Crude Oil BBL’s	(58,123)	-	(58,123)	(96,244)	-	(96,244)
Natural Gas Liquids BBL’s	(528)	-	(528)	(6,045)	-	(6,045)
Natural Gas MCF’s	(47,554)	-	(47,554)	(188,408)	-	(188,408)
Oil Equivalents BOE’s	(66,578)	-	(66,578)	(133,690)	-	(133,690)

Ending
Crude Oil BBL’s	330,025	202,884	532,909	1,287,028	202,884	1,489,912
Natural Gas Liquids BBL’s	43,237	-	43,237	47,345	-	47,345
Natural Gas MCF’s	3,039,673	3,029,614	6,069,287	3,195,895	3,029,514	6,225,409
Oil Equivalents BOE’s	879,874	707,820	1,587,690	1,867,041	707,819	2,574,860

Schedule of plan for developing undeveloped oil and gas properties
At December 31, 2016 we believe the following best characterizes our development plan.

	Estimated Conversion of Proved Undeveloped Reserves
	CAPEX ($MM)	MBOE’s
2017	-	-
2018	2,194.2	50.4
2019	1,664.0	126.2
2020	182.0	232.9
2021	288.0	298.3

Standardized measure of discounted future net cash flows
The standardized measure of discounted future net cash flows from our proved reserves for the periods presented in the financial statements is summarized below.

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Future production revenue	$30,085,550	$74,087,130
Future production costs	(15,278,990)	(46,015,320)
Future development costs	(4,703,230)	(5,901,660)
Future cash flows before income tax	10,103,330	22,170,150
Future income taxes	-	-
Future net cash flows	10,103,330	22,170,150
10% annual discount for estimating of future cash flows	(6,666,300)	(13,400,180)
Standardized measure of discounted net cash flows	$3,437,030	$8,769,970

Changes in standardized measure of discounted future net cash flows
Additionally, the impact of changes to reflect current prices and costs of reserves proved in prior years could also be significant.

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Balance beginning of year	$8,769,970	$62,703,851
Sales, net of production costs	199,531	(491,055)
Net change in pricing and production costs	(2,012,883)	(51,184,718)
Net change in future estimated development costs	(1,198,430)	7,834,840
Purchase of minerals in place	-	-
Extensions and discoveries	-	-
Sale of minerals in place	-	(2,746,550)
Revisions	(4,538,106)	(8,448,569)
Accretion of discount	2,217,015	16,770,190
Change in income tax		(15,668,019)
Balance end of year	$3,437,030	$8,769,970